Chapter 11 proceedings and fresh start accounting - Narrative (Details)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Jul. 02, 2018 USD ($) shares	Apr. 17, 2018 USD ($)	Feb. 26, 2018 USD ($)
Fresh-Start Adjustment [Line Items]
Common stock, shares outstanding (in shares) | shares		100,000,000	100,000,000
Common shares	$ 10,000,000	$ 10,000,000
Distributable value				$ 11,000,000,000
Plan | Minimum
Fresh-Start Adjustment [Line Items]
Distributable value					$ 10,200,000,000
Plan | Maximum
Fresh-Start Adjustment [Line Items]
Distributable value					$ 11,800,000,000
Secured debt | New Secured Notes
Fresh-Start Adjustment [Line Items]
Debt, face amount			$ 880,000,000
Effective exchange ratio			0.0037345
Holders of General Unsecured Claims
Fresh-Start Adjustment [Line Items]
Prior to dilution by the shares reserved under the Employee Incentive Plan			14.25%
Commitment Parties (in exchange for cash paid pursuant to the Investment Agreement) and Equity Rights Offering Subscribers
Fresh-Start Adjustment [Line Items]
Prior to dilution by the shares reserved under the Employee Incentive Plan			23.75%
Common shares			$ 200,000,000
Recipients of New Secured Notes (including Commitment Parties and Notes Rights Offering Subscribers)
Fresh-Start Adjustment [Line Items]
Prior to dilution by the shares reserved under the Employee Incentive Plan			54.63%
Former Holders of Old Seadrill Limited Equity and Seadrill Limited 510(b) Claimants
Fresh-Start Adjustment [Line Items]
Prior to dilution by the shares reserved under the Employee Incentive Plan			1.90%
Fees to Select Commitment Parties
Fresh-Start Adjustment [Line Items]
Prior to dilution by the shares reserved under the Employee Incentive Plan			5.475%